Assets held for sale and discontinued operations (Tables)	6 Months Ended
Sep. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of discontinued operations	Financial information relating to the gain arising on the disposal of NECO is set out below:

£m
Goodwill	616
Intangible assets	4
Property, plant and equipment	3,363
Trade and other receivables	215
Cash and cash equivalents	113
Other assets	165
Total assets on disposal	4,476
Borrowings	(1,230)
Pension liabilities	(19)
Other liabilities	(552)
Total liabilities on disposal	(1,801)
Net assets on disposal	2,675

Satisfied by:
Cash proceeds	3,081
Total consideration	3,081
Less:
Financing costs[1]	(40)
Gain on sale before tax and reclassification of foreign currency translation reserve	366
Reclassification of foreign currency translation reserve²	145
Tax³	(231)
Post-tax gain on disposal	280
1.Relates to the transfer of hedge losses previously deferred within equity in respect of foreign exchange forward contracts which the Group entered into in order to manage its exposure to the foreign currency cash proceeds due from PPL Rhode Island Holdings, LLC.
2.The reclassification of the foreign currency translation reserve attributable to NECO comprises a gain of £496 million relating to the retranslation of NECO’s operations offset by a loss of £351 million relating to borrowings, cross-currency swaps and foreign exchange forward contracts used to hedge the Group’s net investment in NECO.
3.The tax charge arising on the gain on sale is primarily a result of the tax base of the assets being significantly lower than the accounting base which includes non-deductible goodwill.
The summary income statements for the periods ended 30 September 2022 and 2021 are as follows:

	Total
	2022	2021
	£m	£m
Discontinued operations
Revenue	805	710
Other operating costs	(459)	(323)
Operating profit	346	387
Finance income	9	2
Finance costs	(167)	(79)
Profit/(loss) before tax	188	310
Tax	(57)	(211)
Profit/(loss) after tax from discontinued operations	131	99

The summary statements of comprehensive income are as follows:

	2022	2021
	£m	£m
Profit after tax from discontinued operations	131	99
Other comprehensive (loss)/income from discontinued operations
Items from discontinued operations that will never be reclassified to profit or loss:
Remeasurement (losses)/gains on pension assets and post-retirement benefit obligations	(126)	91
Net losses on financial liability designated at fair value through profit and loss attributable to changes in own credit risk	—	(1)
Tax on items that will never be reclassified to profit or loss	31	(39)
Total (losses)/gains from discontinued operations that will never be reclassified to profit or loss	(95)	51
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net gains/(losses) in respect of cash flow hedges	8	(3)
Net gains/(losses) in respect of cost of hedging	4	(2)
Tax on items that may be reclassified subsequently to profit or loss	(3)	1
Total gains/(loss) from discontinued operations that may be reclassified subsequently to profit or loss	9	(4)
Other comprehensive (loss)/income for the period, net of tax, from discontinued operations	(86)	47
Total comprehensive income for the period from discontinued operations	45	146

Schedule of businesses and assets classified as held for sale
The Group is currently in the process of disposing of the following two businesses that have met the criteria for classification as held for sale as at the period ended 30 September 2022:

	Total assets held for sale £m	Total liabilities held for sale £m	Net assets held for sale £m
Millennium Pipeline Company LLC	182	—	182
UK Gas Transmission	6,076	(5,442)	634
Net assets held for sale	6,258	(5,442)	816
As at 30 September 2022, the following assets and liabilities of the UK Gas Transmission business were classified as held for sale:

	30 September 2022	31 March 2022
	£m	£m
Intangible assets	145	159
Property, plant and equipment	4,771	4,719
Trade and other receivables	318	215
Pension assets	549	664
Cash and cash equivalents	4	9
Financing derivatives	119	93
Other assets	170	12
Total assets held for sale	6,076	5,871
Borrowings	(3,976)	(4,165)
Deferred tax liabilities	(893)	(803)
Other liabilities	(573)	(562)
Total liabilities held for sale	(5,442)	(5,530)
Net assets held for sale	634	341